Financial result (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Summary of finance income and costs
Financial income and financial expenses consist of the following:

	Three months ended June 30,		Six months ended June 30,
	2021 (Restated)	2020	2021 (Restated)	2020
	(Euros in thousands)		(Euros in thousands)

Interest income from Other financial assets	38	436	87	755
Foreign currency gains	19	1	3,014	328
Gain on other financial instruments	156	—	—	—

Financial income	213	437	3,101	1,083

Interest expenses	(140)	(81)	(245)	(110)
Foreign currency losses	(489)	(2,083)	(101)	—
Losses on other financial instruments	—	—	(931)	—

Financial expenses	(629)	(2,164)	(1,277)	(110)
Change in fair value of warrant liabilities	(2,722)	—	(3,936)	—

Financial result	(3,138)	(1,727)	(2,112)	973